OTHER REVENUES (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary	Nov. 30, 2017 subsidiary	Aug. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER REVENUES
Gain on disposal of subsidiaries			¥ 23,780	$ 13,405	¥ 87,217	¥ 677
VAT refund				5,152	33,523	45,313
Sales of silver products				2,082	13,546	4,973	¥ 2,494
Sales of application services				995	6,475	28	8,122
Government grants and others				9,783	63,650	14,728	35,684
Awards from the Exchanges						90,528	38,005
Total				31,417	¥ 204,411	155,570	¥ 84,305
Outstanding award receivable from Exchanges						30,825		¥ 0
VAT refund receivable	$ 1,183			$ 1,183		¥ 43,217		7,694
Number of subsidiaries disposed | subsidiary	4	4	4	8	8
Receivables related to subsidiaries disposal	$ 15,216			$ 15,216				¥ 99,000